August 4, 2008

VIA EDGAR

The United States Securities
   And Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:                  Nationwide Provident VLI Separate Account 1
Nationwide Life Insurance Company of America
SEC File No. 333-71763
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company of America (the "Company"), the Variable Account and the Company certify that the form of the prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 15 to the registration statement for the Company and the Variable Account that became effective August 1, 2008.

Please contact me at (614) 677-8212 with any questions regarding this filing.

Sincerely,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Nationwide Life Insurance Company of America